Note 3 - Equity Compensation Plans and Capital Stock (Tables)	12 Months Ended
Mar. 31, 2023
Notes Tables
Nonvested Restricted Stock Shares Activity [Table Text Block]
		Weighted
		Average Grant
	Number of	Date Fair Value
	Shares	Per Share
Unvested at March 31, 2021	339,625	$6.07
Granted	10,190	12.56
Vested	(210,292)	6.46
Unvested at March 31, 2022	139,523	$5.96
Granted	7,700	9.10
Vested	(46,857)	6.21
Unvested at March 31, 2023	100,366	$6.08